SUPPLEMENTAL CASH FLOW INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Supplemental Cash Flow Information [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
NOTE 4 – SUPPLEMENTAL CASH FLOW INFORMATION

The following table contains additional information for the periods reported (in thousands):

	Nine months ended September 30,
	2015	2014
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$—	$962
Common stock issued for consulting fees	122	—

There was no cash paid for interest and income taxes for the nine months ended September 30, 2015 and 2014.

NOTE 4 – SUPPLEMENTAL CASH FLOW INFORMATION

The following table contains additional information for the periods reported (in thousands).

	Year Ended December 31,
	2014	2013
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$962	$999
Common stock and warrants issued for consulting fees	735	–
Derivative liability reclassified to equity upon exercise of warrants	–	80

There was no cash paid for interest and income taxes for the years ended December 31, 2014 and 2013.